Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Payable [Member]	Subscriptio Receivable [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023					$ (265,774)	$ (265,774)
Balance, shares at Dec. 31, 2023
Net loss					(654,640)	(654,640)
Balance at Sep. 24, 2024					(920,414)	(920,414)
Balance, shares at Sep. 24, 2024
Balance at Dec. 31, 2023					(265,774)	(265,774)
Balance, shares at Dec. 31, 2023
Net loss						(1,517,431)
Balance at Dec. 31, 2024	$ 13,110	4,541,057			(862,791)	3,691,376
Balance, shares at Dec. 31, 2024	13,110,000
Balance at Sep. 24, 2024					(920,414)	(920,414)
Balance, shares at Sep. 24, 2024
Net loss						(862,791)
Net book value of assets and liabilities acquired	$ 12,710	4,141,457			920,414	5,074,581
Shares issued for services	$ 400	399,600				400,000
Shares issued for services, shares	400,000
Net loss					(862,791)	(862,791)
Balance at Dec. 31, 2024	$ 13,110	4,541,057			(862,791)	3,691,376
Balance, shares at Dec. 31, 2024	13,110,000
Net loss					(6,278,191)	(6,278,191)
Shares issued for services	$ 625	1,006,375				1,007,000
Shares issued for services, shares	625,000
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other issuance costs	$ 1,000	3,234,692				3,235,692
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other issuance costs, shares	1,000,000
Shares sold on subscription		800		(800)
Share-based compensation, shares	200
Shares issued for cash	$ 2	6,798				6,800
Issuance of shares for cash, shares	1,725
Common stock payable for services			83,003			83,003
Common stock issued for debt	25	43,725				43,750
Warrants issued for debt		74,267				74,267
Restricted stock-based compensation		97,422				97,422
Stock option compensation		51,225				51,225
Forgiveness of debt by a related party		78,980				78,980
Balance at Dec. 31, 2025	$ 14,762	$ 9,135,341	$ 83,003	$ (800)	$ (7,140,982)	$ 2,091,324
Balance, shares at Dec. 31, 2025	14,761,925